Derivatives not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Contract, Other Nonoperating Income Expense, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Not Designated as Hedging Instrument | Foreign Exchange Contract | Other Nonoperating Income Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	¥ (30,602)	¥ 11,168	¥ 50,794